Inventories	9 Months Ended
Sep. 30, 2011
Inventories [Abstract]
Inventories

3. Inventories

The Company's inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories are summarized as follows:

(in thousands of dollars)	September 30, 2011	December 31, 2010
Inventories
Raw materials and supplies	$39,820	$42,812
Work in progress	15,668	12,275
Finished goods	55,081	48,641

Total inventories	$110,569	$103,728